Prepayments and other current assets -Summary of provision for prepayments and other current assets (Details)(Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Prepayments and other current assets
Balance at the beginning of year	¥ 319,321	$ 44,975	¥ 324,878	¥ 318,034
Addition	900		1,355	16,508	$ 123
Reversal	(14,381)	(1,970)	(4,278)	(8,050)
Write-offs	(1,700)	(233)	(2,634)	0
Disposals of subsidiaries	(11,270)	(1,544)	0	(1,614)
Balance at the end of year	¥ 292,870	$ 41,351	¥ 319,321	¥ 324,878